Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Selling General and Administrative Expenses (Details) - Selling General and Administrative Expenses [Member} - EUR (€)
€ in Thousands
	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Selling General and Administrative Expenses (Details) [Line Items]
Personnel expenses	€ 5,755	€ 5,632
Legal and consulting fees	5,004	2,559
Administration fee	1,837	1,821
Marketing costs	760	728
Insurance expenses	1,208	1,344
Depreciation and amortization	354	464
Other expenses	3,705	3,335
Total	€ 18,624	€ 15,883